Revenue by Geographic Area (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenues from External Customers and Long-Lived Assets [Line Items]
NET SALES	$ 523,404	$ 556,146	$ 361,297
Taiwan
Revenues from External Customers and Long-Lived Assets [Line Items]
NET SALES	72,768	75,926	71,387
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
NET SALES	40,344	59,390	39,558
Japan
Revenues from External Customers and Long-Lived Assets [Line Items]
NET SALES	18,797	17,070	19,636
Korea
Revenues from External Customers and Long-Lived Assets [Line Items]
NET SALES	176,813	183,249	150,118
China
Revenues from External Customers and Long-Lived Assets [Line Items]
NET SALES	126,048	151,112	69,623
Others
Revenues from External Customers and Long-Lived Assets [Line Items]
NET SALES	$ 88,634	$ 69,399	$ 10,975